Derivatives - Schedule of Derivatives Fair Value Included in Consolidated Balance Sheets (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Gross fair value [Member]
Commodity derivatives:
Short-term derivative asset	$ 631,851
Long-term derivative asset	165,682
Short-term derivative liability	(3,338)
Gross fair value [Member] | Successor [Member]
Commodity derivatives:
Short-term derivative asset		$ 583,035
Long-term derivative asset		76,199
Short-term derivative liability		(191,547)
Long-term derivative liability
Amounts netted [Member]
Commodity derivatives:
Short-term derivative asset	(3,338)
Long-term derivative asset
Short-term derivative liability	3,338
Long-term derivative liability
Amounts netted [Member] | Successor [Member]
Commodity derivatives:
Short-term derivative asset		(191,547)
Long-term derivative asset
Short-term derivative liability		(191,547)
Long-term derivative liability
Net fair value [Member]
Commodity derivatives:
Short-term derivative asset	628,513
Long-term derivative asset	165,682
Short-term derivative liability
Long-term derivative liability
Total derivative asset (liability)	$ 794,195
Net fair value [Member] | Successor [Member]
Commodity derivatives:
Short-term derivative asset		391,488
Long-term derivative asset		76,199
Short-term derivative liability
Long-term derivative liability
Total derivative asset (liability)		$ 467,687